CONTRACT ASSETS AND CONTRACT LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Revenue from Contract with Customer [Abstract]
Contract assets	$ 782	$ 706
Contract liabilities, current	(372)	(291)
Contract liabilities, noncurrent	(7)	(10)
Net contract assets	403	405
Components of Contract Assets:
Unbilled contract receivables, gross	881	796
Progress payments	(99)	(90)
Contract assets	782	706
Recognized sales on contract liabilities	$ 204	$ 221